Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 18,536			¥ 15,806
Goodwill acquired	978			3,362
Goodwill disposed	(1,265)	[1]		(569)
Foreign currency translation and other adjustments	1			(63)
Ending Balance	18,250		$ 2,621	18,536
iQIYI
Goodwill [Line Items]
Beginning Balance	3,888			3,276
Goodwill acquired				612
Ending Balance	3,888		558	3,888
Baidu Core
Goodwill [Line Items]
Beginning Balance	14,648			12,530
Goodwill acquired	978			2,750
Goodwill disposed	(1,265)	[1]		(569)
Foreign currency translation and other adjustments	1			(63)
Ending Balance	¥ 14,362		$ 2,063	¥ 14,648

[1]	Disposition during the year ended December 31, 2019 was primarily related to the disposal of a subsidiary (Note 4).